Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (39,011)	$ (37,490)	$ (52,078)	$ (40,969)	$ (52,023)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	628	780	998	1,808	1,328
Impairment loss	1,219	0
Stock-based compensation	3,097	3,643	5,480	4,678	4,029
Common stock issued for services	115	0	256	0	0
Other	218	3	(1)	85	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(191)	(125)	165	(232)	143
Accounts payable	94	211	287	(459)	281
Accrued expenses	(4,583)	2,512	4,490	(587)	(3,584)
Other liabilities	(98)	(11)	6	(98)	(126)
Net cash used in operating activities	(38,512)	(30,477)	(40,397)	(35,774)	(49,952)
Cash flows from investing activities:
Purchases of property and equipment	(597)	(574)	(685)	(556)	(2,340)
Change in restricted cash			0	533	1,059
Proceeds from sale of equipment	2	7	7	2	0
Net cash used in investing activities	(595)	(567)	(678)	(21)	(1,281)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of issuance costs	0	37,529	37,998	12,355	32,189
Proceeds from exercise of stock options	4	1	5	32	515
Deferred financing costs	0	(86)	(19)	(13)	(283)
Net cash provided by financing activities	4	37,444	37,984	12,374	32,421
Effect of exchange rate changes on cash and cash equivalents			1	(4)	(10)
Net change in cash and cash equivalents	(39,103)	6,400	(3,090)	(23,425)	(18,822)
Cash and cash equivalents, beginning of period	56,901	59,991	59,991	83,416	102,238
Cash and cash equivalents, end of period	$ 17,798	66,391	56,901	59,991	83,416
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment included in liabilities		21	16	41	9
Stock issuance costs included in liabilities		$ 10	1	0	39
Change in stock option early exercise repurchase liability			$ 0	$ 23	$ 108